Other current assets and other current liabilities - Other current liabilities (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other current assets and other current liabilities
Contract liability related to guarantees issued		₽ 1,157
Deferred income	₽ 108	131
Tax payable	46	913
Other		67
Total other current liabilities	₽ 154	₽ 2,268